Prepaid expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Prepaid expenses
8.	Prepaid expenses

As discussed in note 3, the Group adopted IFRS 15, Revenue from Contracts with Customers, during the year beginning January 1, 2018. The Group pays commissions to its retail stores and authorized dealers for wireless and fixed-line telecommunications services and for each service contract and installation contract secured. The Group capitalized certain costs associated with commissions paid to retail stores and authorized dealers to obtain new and retained customer contracts as prepaid expenses, which the Group previously expensed. These prepaid expenses are amortized on a straight-line basis over the periods that the Group expects to maintain its customers based on the Group’s historical subscriber churn rate.

(1)     Details of prepaid expenses as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Current assets:
Incremental costs of obtaining contracts	￦	1,577,992	—
Others		191,567	197,046

		1,769,559	197,046

Non-current assets:
Incremental costs of obtaining contracts		799,607	—
Others		95,665	90,834

	￦	895,272	90,834

(2)    Incremental costs of obtaining contracts

Incremental costs of obtaining contracts that are capitalized as assets as of December 31, 2018 and the related amortization recognized as commissions during the year ended December 31, 2018 are as follows:

(In millions of won)
2018
Amortization recognized as commissions	￦	2,002,460